SA Franklin Allocation Moderately Aggressive Portfolio N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Seasons Series Trust
Entity Central Index Key	0001003239
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 29, 2025